Segment reporting - Results of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information
Net Interest income (expense)	$ 1,891,694	$ 1,734,877	$ 1,501,964
Provision (reversal) for loan losses	165,779	228,072	325,424
Non interest Income	569,883	652,494	419,167
Amortization of intangibles	9,370	9,326	9,378
Depreciation expense	58,067	53,300	48,364
Loss on early extinguishment of debt	0	12,522	0
Other operating expenses	1,410,045	1,346,414	1,199,454
Income tax expense	147,181	119,579	230,830
Net income (loss) from continuing operations	671,135	618,158	107,681
Segment assets	52,115,324	47,604,577	44,277,337
Reportable Segment
Segment Reporting Information
Net Interest income (expense)	1,929,369	1,786,752	1,560,573
Provision (reversal) for loan losses	165,523	228,323	330,976
Non interest Income	529,338	612,366	384,022
Amortization of intangibles	9,274	9,285	9,378
Depreciation expense	57,321	52,557	47,715
Loss on early extinguishment of debt		0
Other operating expenses	1,413,130	1,254,620	1,127,415
Income tax expense	148,309	146,489	264,397
Net income (loss) from continuing operations	665,150	707,844	164,714
Segment assets	51,794,604	47,304,409	43,994,932
Intersegment Elimination
Segment Reporting Information
Net Interest income (expense)	(51)	(2)	(217)
Provision (reversal) for loan losses	0	0	0
Non interest Income	(561)	(560)	(572)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Other operating expenses	(547)	(546)	(551)
Income tax expense	0	0	(93)
Net income (loss) from continuing operations	(65)	(16)	(145)
Segment assets	(18,576)	(114,923)	(16,992)
Corporate
Segment Reporting Information
Net Interest income (expense)	(37,675)	(51,875)	(58,609)
Provision (reversal) for loan losses	256	(251)	403
Non interest Income	43,901	42,914	37,949
Amortization of intangibles	96	41	0
Depreciation expense	746	743	649
Loss on early extinguishment of debt		12,522
Other operating expenses	55	94,640	74,731
Income tax expense	(1,041)	(26,947)	(35,835)
Net income (loss) from continuing operations	6,114	(89,709)	(60,608)
Segment assets	5,228,276	5,099,491	5,046,153
Eliminations
Segment Reporting Information
Net Interest income (expense)	0	0	0
Provision (reversal) for loan losses	0	0	(5,955)
Non interest Income	(3,356)	(2,786)	(2,804)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt		0
Other operating expenses	(3,140)	(2,846)	(2,692)
Income tax expense	(87)	37	2,268
Net income (loss) from continuing operations	(129)	23	3,575
Segment assets	(4,907,556)	(4,799,323)	(4,763,748)
Banco Popular de Puerto Rico | Reportable Segment
Segment Reporting Information
Net Interest income (expense)	1,633,950	1,482,178	1,279,844
Provision (reversal) for loan losses	135,495	198,442	253,032
Non interest Income	506,739	592,938	364,164
Amortization of intangibles	8,610	8,620	8,713
Depreciation expense	49,058	43,504	39,162
Other operating expenses	1,208,458	1,073,012	957,924
Income tax expense	129,145	121,195	72,741
Net income (loss) from continuing operations	609,923	630,343	312,436
Segment assets	41,756,864	38,037,696	34,843,668
Banco Popular de Puerto Rico | Reportable Segment | Commercial Banking
Segment Reporting Information
Net Interest income (expense)	619,926	584,293	518,404
Provision (reversal) for loan losses	(46,099)	105,604	8,911
Non interest Income	99,758	84,762	79,630
Amortization of intangibles	195	208	211
Depreciation expense	20,024	17,668	17,338
Other operating expenses	309,762	276,158	239,369
Income tax expense	104,636	76,255	93,378
Net income (loss) from continuing operations	331,166	193,162	238,827
Segment assets	34,340,842	27,712,852	21,735,909
Banco Popular de Puerto Rico | Reportable Segment | Consumer and Retail Banking
Segment Reporting Information
Net Interest income (expense)	1,009,196	892,735	753,922
Provision (reversal) for loan losses	181,594	92,838	244,121
Non interest Income	303,268	311,775	194,741
Amortization of intangibles	4,294	4,275	4,274
Depreciation expense	28,411	25,222	21,120
Other operating expenses	835,582	718,990	656,998
Income tax expense	11,999	100,925	(31,404)
Net income (loss) from continuing operations	250,584	262,260	53,554
Segment assets	23,976,004	22,712,950	20,180,173
Banco Popular de Puerto Rico | Reportable Segment | Other Financial Services
Segment Reporting Information
Net Interest income (expense)	4,828	5,201	7,499
Provision (reversal) for loan losses	0	0	0
Non interest Income	106,218	95,199	90,222
Amortization of intangibles	4,121	4,137	4,228
Depreciation expense	623	614	704
Other operating expenses	65,631	71,344	62,030
Income tax expense	12,510	7,903	10,767
Net income (loss) from continuing operations	28,161	16,402	19,992
Segment assets	380,557	376,992	520,717
Banco Popular de Puerto Rico | Reportable Segment | Eliminations
Segment Reporting Information
Net Interest income (expense)	0	(51)	19
Provision (reversal) for loan losses	0	0	0
Non interest Income	(2,505)	101,202	(429)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Other operating expenses	(2,517)	6,520	(473)
Income tax expense	0	(63,888)	0
Net income (loss) from continuing operations	12	158,519	63
Segment assets	(16,940,539)	(12,765,098)	(7,593,131)
PB | Reportable Segment
Segment Reporting Information
Net Interest income (expense)	295,470	304,576	280,946
Provision (reversal) for loan losses	30,028	29,881	77,944
Non interest Income	23,160	19,988	20,430
Amortization of intangibles	664	665	665
Depreciation expense	8,263	9,053	8,553
Other operating expenses	205,219	182,154	170,042
Income tax expense	19,164	25,294	191,749
Net income (loss) from continuing operations	55,292	77,517	(147,577)
Segment assets	$ 10,056,316	$ 9,381,636	$ 9,168,256